Commitments and Contingencies - Additional Information (Detail) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Long-term Purchase Commitment [Line Items]
Estimate of possible losses	$ 0		$ 0
Purchase commitment, amount to be paid in 2020	9,000,000
Purchase commitment, amount to be paid in 2021	9,000,000
Inventories
Long-term Purchase Commitment [Line Items]
Purchase commitment	$ 208,000,000		$ 198,000,000
Purchase commitment, period (in years)	5 years		3 years
Purchase commitment, purchases made	$ 9,000,000	$ 11,000,000	$ 14,000,000	$ 17,000,000
Purchase commitment, amount to be paid in 2017			8,000,000
Purchase commitment, amount to be paid in 2018	3,000,000		61,000,000
Purchase commitment, amount to be paid in 2019	$ 187,000,000		129,000,000
Deposit amount, purchase commitment in 2018			$ 4,350,000